Other Non-current Liabilities - Summary of Other Noncurrent Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other non-current liabilities [abstract]
Accruals	£ 13	£ 41
Deferred income	85	21
Other payables	823	741
Other noncurrent liabilities	£ 921	£ 803